Warranty (Tables)	12 Months Ended
Dec. 31, 2018
Guarantees and Product Warranties [Abstract]
Schedule of Company's Warranty Accruals

The following is a continuity of the Company’s warranty accruals:

	2018	2017
Balance, beginning of year	$255	$270
Expense, net	98	51
Settlements	(111)	(81)
Acquisitions	2	—
Foreign exchange and other	(7)	15
Liabilities held for sale [note 3]	(29)	—

	$208	$255